Investments Held in Trust Account - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 09, 2020	Oct. 06, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Investments Held in Trust Account [Line Items]
Proceeds from issuance of public offering	$ 450,000,000					$ 450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor	11,000,000					11,000,000
Payments for net of underwriting discount			$ 9,000,000			9,000,000
Cash			1,708,663		$ 25,093	534,095
Repay notes payable	300,000
Interest income			6,763	$ 0	$ 93	5,937
Investments held in Trust Account			$ 450,012,700			$ 450,005,937
IPO
Investments Held in Trust Account [Line Items]
Proceeds from issuance of public offering		$ 450,000,000
Payments for net of underwriting discount	9,000,000
Private Placement
Investments Held in Trust Account [Line Items]
Cash	$ 2,000,000